SCHEDULE OF PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid insurance	$ 16,653	$ 554,097	$ 610,208
Prepaid research and development	12,144	17,309	80,910
Other prepaid expenses	219,940	61,750	120,315
Prepaid expenses and other current assets	$ 248,737	$ 633,156	$ 811,433